Intangible Assets	3 Months Ended
Mar. 31, 2016
INTANGIBLE ASSETS [Abstract]
INTANGIBLE ASSETS

NOTE 5: INTANGIBLE ASSETS

The following is a summary of intangible assets as of March 31, 2016 (unaudited) and December 31, 2015:

	March 31, 2016	December 31, 2015
Customer lists	$3,980	$3,980
Patents and licenses	1,090	1,013
Total intangible assets	5,070	4,993
Accumulated amortization	(4,163)	(4,141)
Intangible assets, net	$907	$852

Amortization expense for the three months ended March 31, 2016 and 2015 was $22 and $349, respectively. There was no impairment on these assets in 2016 or 2015.